Earnings per share (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		6 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2023	Dec. 31, 2022
Earnings per share [Abstract]
Loss after income tax	$ (5,228)	$ (143,954)	$ (10,527)	$ (161,894)
Weighted average number of ordinary shares used in calculating basic earnings per share (in shares)	72,665,044	53,028,867	70,074,566	53,028,867
Weighted average number of ordinary shares used in calculating diluted earnings per share (in shares)	72,665,044	53,028,867	70,074,566	53,028,867
Basic earnings per share (in dollars per share)	$ (0.072)	$ (2.7146)	$ (0.1502)	$ (3.0529)
Diluted earnings per share (in dollars per share)	$ (0.072)	$ (2.7146)	$ (0.1502)	$ (3.0529)